Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Company
Condensed balance sheets of parent company

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	61,553	3,116	439
Others	443	70	10
Total current assets	61,996	3,186	449
Non-current assets
Intangible asset	109,847	—	—
Investments in subsidiaries, the VIE and subsidiaries of the VIE	133,085,591	193,146,679	27,204,141
Total non-current assets	133,195,438	193,146,679	27,204,141
Total assets	133,257,434	193,149,865	27,204,590

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other liabilities	25,017	28,165	3,967
Convertible bonds, current portion	13,885,751	648,570	91,349
Total current liabilities	13,910,768	676,735	95,316

Convertible bonds	1,575,755	5,231,523	736,845
Total non-current liabilities	1,575,755	5,231,523	736,845
Total liabilities	15,486,523	5,908,258	832,161

Shareholders’ equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,278,348,396 and 5,503,491,148 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	170	177	25
Additional paid-in capital	99,250,468	107,293,091	15,111,916
Statutory reserves	5,000	105,982	14,927
Accumulated other comprehensive income	3,322,238	4,723,760	665,328
Retained earnings	15,193,035	75,118,597	10,580,233
Total shareholders’ equity	117,770,911	187,241,607	26,372,429
Total liabilities and shareholders’ equity	133,257,434	193,149,865	27,204,590

Condensed statements of comprehensive income of parent company

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Costs of revenues	(580,506)	(605,611)	(111,208)	(15,663)

Sales and marketing expenses	(27,839)	—	—	—
General and administrative expenses	(40,826)	(54,605)	(45,183)	(6,364)
Total operating expenses	(68,665)	(54,605)	(45,183)	(6,364)
Operating loss	(649,171)	(660,216)	(156,391)	(22,027)

Interest income	32,452	11,693	6,269	883
Interest expenses	(1,221,846)	(51,655)	(43,987)	(6,195)
Other income/(loss), net	27,497	(14)	107,664	15,164
Share of results from subsidiaries, the VIE and subsidiaries of the VIE	9,579,738	32,238,254	60,112,989	8,466,737
Profit before income tax	7,768,670	31,538,062	60,026,544	8,454,562
Income tax expenses	—	—	—	—
Net income	7,768,670	31,538,062	60,026,544	8,454,562

Other comprehensive (loss)/income
Foreign currency translation difference, net of tax of nil	(1,472,172)	5,860,304	1,332,984	187,746
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	—	(18,166)	68,538	9,653
Total other comprehensive (loss)/income	(1,472,172)	5,842,138	1,401,522	197,399
Comprehensive income	6,296,498	37,380,200	61,428,066	8,651,961

Condensed statement of cash flows of parent company

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	82,074	(24,202)	71,615	10,087
Cash flows from investing activities:
Proceeds from sales of short-term investments	5,764,134	—	—	—
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	—	65,707	8,816,124	1,241,725
Cash given to subsidiaries, the VIE and subsidiaries of the VIE, net	(5,855,304)	—	—	—
Net cash (used in)/generated from investing activities	(91,170)	65,707	8,816,124	1,241,725
Cash flows from financing activities:
Repurchase of convertible bonds	—	—	(8,968,817)	(1,263,231)
Others	318	10,079	8,191	1,153
Net cash generated from/(used in) financing activities	318	10,079	(8,960,626)	(1,262,078)
Exchange rate effect on cash, cash equivalents and restricted cash	4,481	7,700	14,450	2,035
(Decrease)/increase in cash, cash equivalents and restricted cash	(4,297)	59,284	(58,437)	(8,231)
Cash, cash equivalents and restricted cash at beginning of the year	6,566	2,269	61,553	8,670
Cash, cash equivalents and restricted cash at end of the year	2,269	61,553	3,116	439